STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Aggregate Stock Plan Activity

Aggregate stock plan activity is as follows:

	Total Shares Available For Grant	Stock Options		Restricted Shares		Stock Options and Restricted Shares
		Number	Weighted Average Price	Number Subject to Issuance	Weighted Average Price	Number	Weighted Average Price
Balance at December 31, 2010	1,551,571	2,008,512	$14.11	1,743,699	$18.81	3,752,211	$16.30
Granted	(774,409)	—	—	774,409	$37.38	774,409	$37.38
Exercised	—	(370,874)	$14.55	—	—	(370,874)	$14.55
Vested	—	—	—	(694,444)	$12.36	(694,444)	$12.36
Canceled/forfeited	228,691	(25,187)	$44.08	(203,504)	$29.68	(228,691)	$31.27

Balance at December 31, 2011	1,005,853	1,612,451	$13.54	1,620,160	$29.08	3,232,611	$21.33
Granted	(699,204)	—	—	699,204	$50.18	699,204	$50.18
Additional shares authorized	3,000,000	—	—	—	—	—	—
Exercised	—	(850,204)	$10.03	—	—	(850,204)	$10.03
Vested	—	—	—	(536,981)	$22.75	(536,981)	$22.75
Canceled/forfeited	192,809	—	—	(192,809)	$41.91	(192,809)	$41.91

Balance at December 31, 2012	3,499,458	762,247	$17.46	1,589,574	$38.94	2,351,821	$31.98
Granted	(657,959)	—	—	657,959	$50.87	657,959	$50.87
Exercised	—	(263,754)	$16.00	—	—	(263,754)	$16.00
Vested	—	—	—	(585,238)	$29.42	(585,238)	$29.42
Canceled/forfeited	190,040	—	—	(190,040)	$47.81	(190,040)	$47.81

Balance at December 31, 2013	3,031,539	498,493	$18.23	1,472,255	$46.91	1,970,748	$39.66

Exercise Prices for Options Outstanding

	Options Outstanding and Exercisable
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life (Yrs)	Weighted Average Exercise Price
$11.94 – 14.46	22,813	0.01	0.07
$15.02 – 17.77	204,381	0.59	7.22
$18.46 – 19.68	258,246	0.31	9.78
$20.55 – 24.18	13,053	0.00	0.59

	498,493	0.91	$17.66

Summary of Stock-Based Compensation Expense Incurred

The following table summarizes stock-based compensation expense incurred for the years ended December 31, in thousands:

	2013	2012	2011
Research and development	$6,147	$5,039	$3,591
Selling, general and administrative	20,007	16,163	12,201

Total	$26,154	$21,202	$15,792